INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE TAX RATE

The Company’s effective tax rate was as follows as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023

Statutory rates in HK SAR	16.5%	16.5%
Statutory rates in Taiwan	20.0%	20.0%
Statutory rates in Singapore	17.0%	17.0%
Tax effect of income not taxable in HK SAR	(16.5)%	(16.5)%
Tax effect on utilization of tax losses in Taiwan	(20.0)%	(20.0)%
Tax effect of income not taxable in Singapore	(17.0)%	(17.0)%
The Company’s effective tax rate	0.0%	0.0%